Stock-Based Compensation (Details) - Schedule of Movements in Outstanding RSUs and PSUs	9 Months Ended
Jun. 30, 2024
RSUs [Member]
Stock-Based Compensation (Details) - Schedule of Movements in Outstanding RSUs and PSUs [Line Items]
Number of stock options, Outstanding, beginning of year
Granted	2,242,805
Forfeited	(76,548)
Exercised	(67,125)
Number of stock options, Outstanding, end of year	2,099,132
PSUs [Member]
Stock-Based Compensation (Details) - Schedule of Movements in Outstanding RSUs and PSUs [Line Items]
Number of stock options, Outstanding, beginning of year
Granted	733,080
Number of stock options, Outstanding, end of year	733,080